Note 24 - Loans and Borrowings (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
Current liabilities
Debtor invoice financing	-	508	901	751
Lease liabilities	669	641	660	136
Shareholder loans	-	-	766	-
Chattel mortgage	88	51	-	-
Project financing agreement	59	-	-	-
Bank loan	152	66	-	-
Other borrowings	36	46	-	-
Total current liabilities	1,004	1,312	2,327	887

Non-current liabilities
Lease liabilities	326	714	1,117	138
Shareholder loans	21,175	23,401	18,242	18,242
Chattel mortgage	244	249	-	-
Project financing agreement	183	-	-	-
Bank loan	159	278	-	-
Total non-current liabilities	22,087	24,642	19,359	18,380

Total liabilities	23,091	25,954	21,686	19,267

Disclosure of detailed information about the maturity of borrowings [text block]
	Minimum lease Payments				Present value of minimum lease payments
	As at June 30			As at March 31	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019	2021	2020	2019	2019
Amounts payable under lease liabilities:
Less than one year	683	695	692	147	669	641	660	136
Later than one year but not more than five	379	759	1,299	143	326	714	1,117	138
	1,062	1,454	1,991	290	995	1,355	1,777	274
Future finance charges	(67)	(99)	(214)	(16)	-	-	-	-
Total lease obligations	995	1,355	1,777	274	995	1,355	1,777	274